Stock Options and Warrants (Details) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 13, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding		3,275,000
Number of shares, Granted	950,000
Number of Shares, Outstanding		3,273,000		3,275,000
Weighted Average Exercise Price, Granted	$ 2.55
Stock Options [Member] | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding		3,275,000	2,285,000	2,285,000	2,299,000
Number of shares, Granted		1,455,000	40,000	40,000	2,000
Number of shares, Granted in Q4				950,000
Number of Shares, Exercised		(2,000)			(4,000)
Number of Shares, Expired in Q2 2013					(6,000)
Number of shares, Expired in Q3 2013					(6,000)
Number of Shares, Outstanding		4,728,000	2,325,000	3,275,000	2,285,000
Number of Shares, Exercisable		4,728,000	2,315,000	3,265,000	2,285,000
Weighted Average Exercise Price, Outstanding		$ 1.97	$ 1.72	$ 1.72	$ 1.79
Weighted Average Exercise Price, Granted		2.00	1.80	1.80	$ 1.38
Weighted Average Exercise Price, Granted in Q4				$ 2.55
Weighted Average Exercise Price, Exercised		0.51
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Outstanding		1.98	1.73	$ 1.97	$ 1.72
Weighted Average Exercise Price, Exercisable		$ 1.98	$ 1.73	$ 1.97	$ 1.72
Weighted Average Remaining Contractual Term, Outstanding (in years)		1 year 2 months 27 days	1 year 5 months 5 days	1 year 5 months 5 days	1 year 6 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)		2 years 3 months 15 days	5 years 22 days	5 years 22 days
Weighted Average Remaining Contractual Term, Granted in Q4 (in years)				1 year 4 days
Weighted Average Remaining Contractual Term, Outstanding (in years)		1 year 8 months 1 day	8 months 27 days	1 year 2 months 27 days	9 months 29 days
Weighted Average Remaining Contractual Term, Exercisable (in years)		1 year 8 months 1 day	8 months 19 days	1 year 2 months 27 days	9 months 29 days
Aggregate Intrinsic Value, Outstanding		$ 1,923,170	$ 1,100	$ 1,100	$ 52,960
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Granted in Q4
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Expired
Aggregate Intrinsic Value, Outstanding		59,440	$ 68,340	$ 1,923,170	$ 1,100
Aggregate Intrinsic Value, Exercisable		$ 59,440	$ 68,340	$ 1,915,670	$ 580